Note 6 - Vessels, Net (Details) - Summary of Vessels, Net - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Vessels, Net [Abstract]
Balance, December 31		$ 895,387,989		$ 849,452,594
Balance, December 31	$ (201,940,961)	(201,940,961)	$ (184,035,144)	(172,429,692)
Balance, December 31		711,352,845		677,022,902
Acquisitions (transfer from Advances for Vessels under Construction)		200,159,411	101,459,533
Disposals		(1,977,051)	(39,075,007)
Disposals			11,925,771
Disposals	(1,977,051)	(1,977,051)	(27,149,236)
Impairement loss		(26,190,677)	(16,449,131)
Impairement loss		17,951,690	10,280,384
Impairement loss	(6,775,416)	(8,238,987)	(6,168,747)	$ 0
Vessel held for sale		(748,823)
Vessel held for sale		(748,823)
Depreciation for the year	(35,857,507)	(35,857,507)	(33,811,607)
Balance, December 31	1,066,630,849	1,066,630,849	895,387,989
Balance, December 31	$ 864,689,888	$ 864,689,888	$ 711,352,845